Prepaid and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and other current assets

	Year Ended December 31,
	2021	2020
D&O Insurance	$3,133	$—
VAT	2,992	169
Prepaid	1,448	671
Other current assets	99	326
Total prepaid and other current assets	$7,672	$1,166